DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.8%
Australia - 7.0%
Afterpay Ltd.*	50,749	$4,996,714
AGL Energy Ltd.	146,586	691,666
Ampol Ltd.	57,876	1,166,869
APA Group(a)	272,510	1,830,077
Aristocrat Leisure Ltd.	133,273	4,452,638
ASX Ltd.	44,389	2,850,136
Aurizon Holdings Ltd.	446,238	1,233,964
AusNet Services Ltd.	308,994	437,396
Australia & New Zealand Banking Group Ltd.	656,149	13,368,167
BHP Group Ltd.	681,821	22,749,646
BHP Group PLC	486,467	15,098,604
BlueScope Steel Ltd.	111,783	2,060,727
Brambles Ltd.	334,138	2,960,153
Cochlear Ltd.	14,729	2,512,731
Coles Group Ltd.	304,952	4,033,426
Commonwealth Bank of Australia	410,076	30,035,121
Computershare Ltd.	147,870	1,784,877
Crown Resorts Ltd.*	84,086	572,687
CSL Ltd.	106,107	24,213,596
Dexus REIT	251,418	1,956,961
Domino’s Pizza Enterprises Ltd.	14,087	1,615,260
Endeavour Group Ltd.*	338,824	1,809,428
Evolution Mining Ltd.	380,144	1,087,349
Fortescue Metals Group Ltd.	381,082	5,854,394
Goodman Group REIT	386,780	6,544,611
GPT Group REIT	450,040	1,596,750
Insurance Australia Group Ltd.	530,135	2,032,179
Lendlease Corp. Ltd.(a)	152,579	1,332,733
Macquarie Group Ltd.	79,192	9,659,737
Magellan Financial Group Ltd.	29,424	932,899
Medibank Pvt Ltd.	630,792	1,638,169
Mirvac Group REIT	909,226	2,075,251
National Australia Bank Ltd.	762,240	15,462,717
Newcrest Mining Ltd.	202,657	3,667,799
Northern Star Resources Ltd.	247,249	1,765,341
Oil Search Ltd.	451,578	1,235,517
Orica Ltd.	107,236	1,033,167
Origin Energy Ltd.	420,903	1,370,207
Qantas Airways Ltd.*	178,434	664,415
QBE Insurance Group Ltd.	331,747	2,871,018
Ramsay Health Care Ltd.	41,144	2,073,815
REA Group Ltd.	12,190	1,368,851
Reece Ltd.	72,391	1,105,756
Rio Tinto Ltd.	87,802	7,197,791
Santos Ltd.	431,064	1,907,837
Scentre Group REIT	1,315,936	2,743,619
SEEK Ltd.	76,124	1,812,105
Sonic Healthcare Ltd.	102,434	3,252,206
South32 Ltd.	1,130,452	2,596,725
Stockland REIT	575,040	1,943,499
Suncorp Group Ltd.	279,392	2,550,778
Sydney Airport*(a)	367,609	2,143,328
Tabcorp Holdings Ltd.	520,748	1,824,767
Telstra Corp. Ltd.	939,415	2,638,961
Transurban Group(a)	638,158	6,633,863
Treasury Wine Estates Ltd.	165,529	1,529,402
Vicinity Centres REIT	846,172	1,070,900
Washington H Soul Pattinson & Co. Ltd.(b)	21,567	565,145
Wesfarmers Ltd.	264,338	11,592,924
Westpac Banking Corp.	849,358	16,043,208
WiseTech Global Ltd.	34,836	1,231,910
Woodside Petroleum Ltd.	217,345	3,098,887
Woolworths Group Ltd.	288,824	8,821,328

(Cost $258,901,179)		289,002,702

Austria - 0.2%
Erste Group Bank AG	65,467	2,617,386
OMV AG	33,433	1,852,611
Raiffeisen Bank International AG	34,854	837,070
Verbund AG	14,251	1,560,694
voestalpine AG	30,105	1,364,986

(Cost $5,771,626)		8,232,747

Belgium - 0.8%
Ageas SA/NV	43,628	2,181,610
Anheuser-Busch InBev SA/NV	175,060	10,746,452
Elia Group SA/NV(b)	6,358	798,768
Etablissements Franz Colruyt NV	13,106	733,357
Groupe Bruxelles Lambert SA	25,880	2,967,166
KBC Group NV	56,961	4,798,098
Proximus SADP	33,987	666,362
Sofina SA	3,130	1,383,689
Solvay SA	17,822	2,334,759
UCB SA	29,000	3,317,344
Umicore SA	43,860	2,886,649

(Cost $38,234,362)		32,814,254

Chile - 0.0%
Antofagasta PLC
(Cost $1,104,275)	87,452	1,750,599

Denmark - 2.6%
A.P. Moller - Maersk A/S, Class A	755	2,043,878
A.P. Moller - Maersk A/S, Class B	1,365	3,872,940
Ambu A/S, Class B	37,565	1,187,513
Carlsberg A/S, Class B	24,480	4,273,564
Chr Hansen Holding A/S	22,420	2,068,925
Coloplast A/S, Class B	27,220	4,715,160
Danske Bank A/S	152,276	2,559,210
Demant A/S*	25,368	1,437,931
DSV PANALPINA A/S	48,066	12,248,885
Genmab A/S*	15,072	7,136,119
GN Store Nord AS	28,934	2,177,102

Novo Nordisk A/S, Class B	391,313	38,999,582
Novozymes A/S, Class B	48,935	3,953,213
Orsted A/S, 144A	43,390	6,896,159
Pandora A/S	22,442	2,686,683
ROCKWOOL International A/S, Class B	2,251	1,191,227
Tryg A/S	82,760	2,049,224
Vestas Wind Systems A/S	233,518	9,428,666

(Cost $58,786,732)		108,925,981

Finland - 1.3%
Elisa OYJ	32,627	2,089,562
Fortum OYJ	107,015	3,249,930
Kesko OYJ, Class B	61,317	2,531,108
Kone OYJ, Class B	77,839	6,455,652
Neste OYJ	97,114	5,909,961
Nokia OYJ*	1,231,628	7,387,571
Nordea Bank Abp	765,899	9,001,440
Orion OYJ, Class B	24,226	987,726
Sampo OYJ, Class A	119,630	6,178,418
Stora Enso OYJ, Class R	136,291	2,667,344
UPM-Kymmene OYJ	124,041	5,042,671
Wartsila OYJ Abp	100,445	1,423,800

(Cost $41,965,681)		52,925,183

France - 10.7%
Accor SA*	39,917	1,374,370
Aeroports de Paris*	6,990	820,723
Air Liquide SA	109,085	19,554,756
Airbus SE*	135,224	18,473,344
Alstom SA(b)	75,608	3,249,582
Amundi SA, 144A	15,915	1,506,151
Arkema SA	15,822	2,099,839
Atos SE	22,614	1,173,798
AXA SA	445,253	12,501,931
BioMerieux	9,371	1,149,081
BNP Paribas SA	262,946	16,681,757
Bollore SA	209,086	1,236,862
Bouygues SA	53,366	2,232,514
Bureau Veritas SA	65,090	2,160,397
Capgemini SE	36,758	8,252,900
Carrefour SA	146,749	2,919,668
Cie de Saint-Gobain	120,085	8,704,519
Cie Generale des Etablissements Michelin SCA	38,898	6,294,550
CNP Assurances	39,868	682,340
Covivio REIT	11,435	1,087,172
Credit Agricole SA	283,308	4,084,443
Danone SA	153,295	11,198,671
Dassault Aviation SA	595	670,932
Dassault Systemes SE	150,551	8,586,855
Edenred	56,839	3,221,410
Eiffage SA	18,545	1,927,377
Electricite de France SA	112,647	1,526,268
Engie SA	414,033	5,930,970
EssilorLuxottica SA	65,931	12,943,026
Eurazeo SE	8,426	866,559
Faurecia SE	16,922	816,011
Faurecia SE	7,779	373,832
Gecina SA REIT	11,028	1,712,955
Getlink SE	102,264	1,643,989
Hermes International	7,361	10,816,583
Iliad SA	3,449	741,179
Ipsen SA	8,701	869,978
Kering SA	17,466	13,899,902
Klepierre SA REIT*	45,151	1,103,560
La Francaise des Jeux SAEM, 144A	18,102	936,393
Legrand SA	61,906	7,084,424
L’Oreal SA	58,325	27,292,116
LVMH Moet Hennessy Louis Vuitton SE	64,286	47,577,736
Orange SA(b)	450,695	5,119,366
Orpea SA	11,975	1,507,270
Pernod Ricard SA	48,658	10,223,760
Publicis Groupe SA	50,056	3,281,436
Remy Cointreau SA*	5,043	993,215
Renault SA*	44,141	1,639,159
Safran SA	79,500	9,974,596
Sanofi	262,069	27,112,982
Sartorius Stedim Biotech	6,385	3,872,080
Schneider Electric SE	124,845	22,303,266
SCOR SE	38,049	1,167,637
SEB SA	6,774	1,065,388
Societe Generale SA	185,036	5,822,531
Sodexo SA*	20,235	1,672,953
Suez SA	79,344	1,840,920
Teleperformance	13,405	5,925,992
Thales SA	23,477	2,382,299
TotalEnergies SE	583,294	25,720,438
Ubisoft Entertainment SA*	20,701	1,317,952
Unibail-Rodamco-Westfield REIT*	13,716	1,201,683
Unibail-Rodamco-Westfield CDI*	285,626	1,272,504
Valeo	48,704	1,384,776
Veolia Environnement SA	123,818	4,247,059
Vinci SA	125,183	13,434,448
Vivendi SE(b)	169,455	6,466,721
Wendel SE	7,081	1,027,555
Worldline SA, 144A*	55,406	4,924,216

(Cost $328,502,416)		444,883,625

Germany - 8.5%
adidas AG	43,944	15,589,428
Allianz SE	95,336	22,398,799
BASF SE	213,998	16,555,488
Bayer AG	227,655	12,672,760
Bayerische Motoren Werke AG	77,134	7,319,783
Bechtle AG	16,437	1,188,158

Beiersdorf AG	22,960	2,785,557
Brenntag SE	34,646	3,495,206
Carl Zeiss Meditec AG	8,954	1,978,105
Commerzbank AG*	229,085	1,436,315
Continental AG*	25,264	3,395,307
Covestro AG, 144A	42,900	2,780,917
Daimler AG(b)	198,409	16,731,682
Delivery Hero SE, 144A*(b)	36,602	5,298,509
Deutsche Bank AG*(c)	479,805	5,964,431
Deutsche Boerse AG	44,600	7,693,845
Deutsche Lufthansa AG*(b)	57,829	579,370
Deutsche Post AG	229,143	16,120,016
Deutsche Telekom AG	770,961	16,392,918
Deutsche Wohnen SE	77,351	4,800,425
E.ON SE	516,343	6,814,920
Evonik Industries AG	47,106	1,590,745
Fresenius Medical Care AG & Co. KGaA	47,914	3,679,606
Fresenius SE & Co. KGaA	99,673	5,184,201
GEA Group AG	38,048	1,757,025
Hannover Rueck SE	13,756	2,533,004
HeidelbergCement AG	33,797	2,937,070
HelloFresh SE*	38,964	4,199,500
Henkel AG & Co. KGaA	22,692	2,041,673
Infineon Technologies AG	302,260	12,871,377
KION Group AG	16,794	1,796,953
Knorr-Bremse AG	16,703	2,004,750
LANXESS AG	18,644	1,359,140
LEG Immobilien SE	16,973	2,705,520
Merck KGaA	30,732	7,300,913
MTU Aero Engines AG	12,205	2,800,791
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,339	9,448,708
Nemetschek SE	13,242	1,298,060
Puma SE	25,980	3,153,484
Rational AG	1,202	1,374,698
RWE AG	153,331	5,990,804
SAP SE	241,189	36,298,593
Scout24 AG, 144A	20,656	1,736,539
Siemens AG	176,571	29,363,226
Siemens Energy AG*	87,684	2,544,841
Siemens Healthineers AG, 144A	66,140	4,599,789
Symrise AG	28,754	4,094,529
TeamViewer AG, 144A*	35,179	1,171,777
Telefonica Deutschland Holding AG	246,981	693,188
Uniper SE	27,760	1,102,312
United Internet AG	23,677	1,023,493
Volkswagen AG(b)	7,465	2,496,212
Vonovia SE	127,085	8,577,187
Zalando SE, 144A*(b)	52,584	5,823,912

(Cost $300,127,310)		347,545,559

Hong Kong - 2.9%
AIA Group Ltd.	2,817,658	33,674,445
BOC Hong Kong Holdings Ltd.	842,529	2,556,582
Budweiser Brewing Co. APAC Ltd., 144A	387,774	970,252
Chow Tai Fook Jewellery Group Ltd.	473,423	959,331
CK Asset Holdings Ltd.	462,135	3,012,587
CK Hutchison Holdings Ltd.	621,365	4,533,936
CK Infrastructure Holdings Ltd.	141,855	861,805
CLP Holdings Ltd.	375,625	3,755,067
ESR Cayman Ltd., 144A*	491,080	1,496,454
Futu Holdings Ltd., ADR*(b)	11,671	1,110,963
Galaxy Entertainment Group Ltd.*	497,351	3,187,799
Hang Lung Properties Ltd.	480,996	1,155,264
Hang Seng Bank Ltd.	178,132	3,188,188
Henderson Land Development Co. Ltd.	329,620	1,491,829
HK Electric Investments & HK Electric Investments Ltd.(a)	662,117	658,929
HKT Trust & HKT Ltd.(a)	877,860	1,196,448
Hong Kong & China Gas Co. Ltd.	2,585,115	4,161,472
Hong Kong Exchanges & Clearing Ltd.	279,896	17,662,982
Hongkong Land Holdings Ltd.	240,500	1,010,100
Jardine Matheson Holdings Ltd.	48,057	2,610,456
Link REIT	475,183	4,371,528
Melco Resorts & Entertainment Ltd., ADR*	44,461	611,783
MTR Corp. Ltd.	355,622	2,002,744
New World Development Co. Ltd.	359,964	1,693,959
Power Assets Holdings Ltd.	323,523	2,032,041
Sino Land Co. Ltd.	744,204	1,096,578
SITC International Holdings Co. Ltd.	312,150	1,360,585
SJM Holdings Ltd.*	439,007	382,140
Sun Hung Kai Properties Ltd.	301,309	4,246,053
Swire Pacific Ltd., Class A	131,280	889,553
Swire Properties Ltd.	202,634	548,438
Techtronic Industries Co. Ltd.	325,338	7,215,836
WH Group Ltd., 144A	2,240,322	1,944,361
Wharf Real Estate Investment Co. Ltd.	351,019	1,739,874
Xinyi Glass Holdings Ltd.	394,413	1,658,295

(Cost $97,221,004)		121,048,657

Ireland - 1.1%
CRH PLC	182,505	9,705,804
DCC PLC	22,849	1,941,384
Experian PLC	216,376	9,531,412
Flutter Entertainment PLC*	38,828	7,553,162
James Hardie Industries PLC CDI	102,556	3,979,319
Kerry Group PLC, Class A	37,272	5,465,913
Kingspan Group PLC	35,666	4,075,664
Smurfit Kappa Group PLC	55,475	3,182,096

(Cost $26,528,324)		45,434,754

Israel - 0.6%
Azrieli Group Ltd.	10,171	950,578
Bank Hapoalim BM	278,152	2,392,360
Bank Leumi Le-Israel BM	355,303	2,935,198

Check Point Software Technologies Ltd.*	26,012	3,267,888
CyberArk Software Ltd.*	8,674	1,456,712
Elbit Systems Ltd.	6,017	875,033
ICL Group Ltd.	168,716	1,193,393
Israel Discount Bank Ltd., Class A*	274,171	1,416,240
Mizrahi Tefahot Bank Ltd.	23,173	770,796
Nice Ltd.*	14,452	4,216,030
Teva Pharmaceutical Industries Ltd., ADR*	237,230	2,234,707
Wix.com Ltd.*	13,268	2,946,557

(Cost $22,871,030)		24,655,492

Italy - 2.0%
Amplifon SpA	33,510	1,752,026
Assicurazioni Generali SpA	251,712	5,132,804
Atlantia SpA*	114,129	2,139,283
Davide Campari-Milano NV	143,954	1,990,394
DiaSorin SpA	5,901	1,346,491
Enel SpA	1,876,570	17,099,037
Eni SpA	579,140	7,148,657
Ferrari NV	29,784	6,460,268
FinecoBank Banca Fineco SpA*	142,097	2,619,903
Infrastrutture Wireless Italiane SpA, 144A	64,780	770,245
Intesa Sanpaolo SpA	3,811,979	10,791,144
Mediobanca Banca di Credito Finanziario SpA*	143,161	1,686,994
Moncler SpA	44,767	2,864,941
Nexi SpA, 144A*	102,953	2,144,959
Poste Italiane SpA, 144A	105,075	1,424,914
Prysmian SpA	55,758	2,098,204
Recordati Industria Chimica e Farmaceutica SpA	24,739	1,622,941
Snam SpA	467,747	2,763,673
Telecom Italia SpA	1,886,927	853,989
Telecom Italia SpA-RSP	1,585,870	765,673
Terna - Rete Elettrica Nazionale	324,930	2,568,997
UniCredit SpA	485,905	6,063,209

(Cost $74,781,373)		82,108,746

Japan - 22.3%
ABC-Mart, Inc.	5,200	278,398
Acom Co. Ltd.	97,300	375,881
Advantest Corp.	44,300	3,833,441
Aeon Co. Ltd.(b)	150,400	3,991,208
AGC, Inc.	45,100	2,180,903
Aisin Corp.	34,754	1,328,370
Ajinomoto Co., Inc.	107,547	3,171,226
ANA Holdings, Inc.*	46,500	1,101,266
Asahi Group Holdings Ltd.	103,765	4,823,471
Asahi Intecc Co. Ltd.	45,300	1,371,168
Asahi Kasei Corp.	291,000	3,004,827
Astellas Pharma, Inc.	426,932	7,206,406
Azbil Corp.	27,500	1,193,587
Bandai Namco Holdings, Inc.	45,300	3,146,274
Bridgestone Corp.	136,876	6,300,414
Brother Industries Ltd.	49,300	1,011,857
Canon, Inc.	238,786	5,668,224
Capcom Co. Ltd.	38,400	1,071,563
Casio Computer Co. Ltd.	41,800	645,532
Central Japan Railway Co.	32,954	4,830,098
Chiba Bank Ltd.	117,200	731,867
Chubu Electric Power Co., Inc.	147,700	1,784,241
Chugai Pharmaceutical Co. Ltd.	153,900	6,026,462
Concordia Financial Group Ltd.	253,615	984,353
Cosmos Pharmaceutical Corp.	4,100	725,974
CyberAgent, Inc.	92,800	1,704,757
Dai Nippon Printing Co. Ltd.	59,300	1,410,070
Daifuku Co. Ltd.	24,821	2,192,975
Dai-ichi Life Holdings, Inc.	244,738	4,826,243
Daiichi Sankyo Co. Ltd.	407,993	9,695,930
Daikin Industries Ltd.	57,188	14,245,668
Daito Trust Construction Co. Ltd.	13,913	1,527,692
Daiwa House Industry Co. Ltd.	135,536	4,134,516
Daiwa House REIT Investment Corp. REIT(b)	441	1,304,781
Daiwa Securities Group, Inc.	324,187	1,834,354
Denso Corp.	99,553	6,976,809
Dentsu Group, Inc.	50,100	1,858,001
Disco Corp.	6,400	1,864,473
East Japan Railway Co.	71,953	4,860,089
Eisai Co. Ltd.	57,352	4,736,629
ENEOS Holdings, Inc.	709,928	2,749,628
FANUC Corp.	45,217	9,860,072
Fast Retailing Co. Ltd.	13,417	8,844,256
Fuji Electric Co. Ltd.	34,100	1,476,949
FUJIFILM Holdings Corp.	83,154	6,853,979
Fujitsu Ltd.	46,902	8,654,371
GLP J REIT	1,113	2,020,325
GMO Payment Gateway, Inc.	8,900	1,170,595
Hakuhodo DY Holdings, Inc.	63,159	993,757
Hamamatsu Photonics KK	32,800	1,914,066
Hankyu Hanshin Holdings, Inc.	53,740	1,609,538
Harmonic Drive Systems, Inc.	11,100	614,453
Hikari Tsushin, Inc.	5,000	875,790
Hino Motors Ltd.	79,100	685,200
Hirose Electric Co. Ltd.	7,366	1,227,276
Hisamitsu Pharmaceutical Co., Inc.(b)	9,300	372,795
Hitachi Construction Machinery Co. Ltd.	24,300	696,873
Hitachi Ltd.	222,701	12,317,735
Hitachi Metals Ltd.*	53,200	1,027,587
Honda Motor Co. Ltd.	374,899	11,388,560
Hoshizaki Corp.	10,900	1,023,470
Hoya Corp.	86,774	14,023,921
Hulic Co. Ltd.	73,700	864,182
Ibiden Co. Ltd.	21,300	1,150,043

Idemitsu Kosan Co. Ltd.	44,284	1,061,866
Iida Group Holdings Co. Ltd.	39,600	1,006,423
Inpex Corp.	231,517	1,595,145
Isuzu Motors Ltd.	126,500	1,600,582
Ito En Ltd.	12,000	759,169
ITOCHU Corp.	278,354	8,377,313
Itochu Techno-Solutions Corp.	24,300	752,093
Japan Airlines Co. Ltd.*	26,773	569,700
Japan Exchange Group, Inc.	114,978	2,737,148
Japan Metropolitan Fund Invest REIT(b)	1,756	1,706,280
Japan Post Bank Co. Ltd.	96,658	846,081
Japan Post Holdings Co. Ltd.*	362,513	3,111,585
Japan Post Insurance Co. Ltd.	47,100	854,106
Japan Real Estate Investment Corp. REIT	299	1,850,829
Japan Tobacco, Inc.	285,041	5,525,155
JFE Holdings, Inc.	112,985	1,833,188
JSR Corp.	46,400	1,609,017
Kajima Corp.	93,500	1,209,385
Kakaku.com, Inc.	26,400	823,088
Kansai Electric Power Co., Inc.	177,767	1,785,507
Kansai Paint Co. Ltd.	37,200	964,025
Kao Corp.	113,104	6,832,606
KDDI Corp.	378,033	11,579,977
Keio Corp.	24,260	1,305,451
Keisei Electric Railway Co. Ltd.	24,328	748,537
Keyence Corp.	45,070	27,091,570
Kikkoman Corp.	35,582	2,671,520
Kintetsu Group Holdings Co. Ltd.*	38,040	1,300,099
Kirin Holdings Co. Ltd.	184,923	3,351,693
Kobayashi Pharmaceutical Co. Ltd.	11,200	876,535
Kobe Bussan Co. Ltd.	29,900	1,163,223
Koei Tecmo Holdings Co. Ltd.	14,300	611,567
Koito Manufacturing Co. Ltd.	22,300	1,364,169
Komatsu Ltd.	203,473	4,924,300
Konami Holdings Corp.	21,366	1,355,585
Kose Corp.	7,500	906,695
Kubota Corp.	237,781	4,915,992
Kurita Water Industries Ltd.	24,500	1,149,116
Kyocera Corp.	71,800	4,467,962
Kyowa Kirin Co. Ltd.	60,300	1,970,445
Lasertec Corp.	18,400	4,025,706
Lawson, Inc.	12,600	607,008
Lion Corp.	53,200	905,727
Lixil Corp.	60,600	1,765,423
M3, Inc.	100,242	6,743,544
Makita Corp.	51,900	2,981,484
Marubeni Corp.	357,100	2,842,128
Mazda Motor Corp.*	133,700	1,160,601
McDonald’s Holdings Co. Japan Ltd.	22,722	1,084,311
Medipal Holdings Corp.	38,200	730,215
MEIJI Holdings Co. Ltd.	30,990	1,904,217
Mercari, Inc.*	24,100	1,191,692
MINEBEA MITSUMI, Inc.	81,720	2,104,375
MISUMI Group, Inc.	67,800	2,690,060
Mitsubishi Chemical Holdings Corp.	295,300	2,592,380
Mitsubishi Corp.	292,925	8,815,840
Mitsubishi Electric Corp.	434,779	5,949,732
Mitsubishi Estate Co. Ltd.	268,951	4,207,287
Mitsubishi Gas Chemical Co., Inc.	34,700	654,479
Mitsubishi HC Capital, Inc.	199,000	1,065,409
Mitsubishi Heavy Industries Ltd.	76,099	2,012,198
Mitsubishi UFJ Financial Group, Inc.	2,835,252	15,318,582
Mitsui & Co. Ltd.	360,360	7,956,319
Mitsui Chemicals, Inc.	41,200	1,423,079
Mitsui Fudosan Co. Ltd.	212,626	4,878,135
Miura Co. Ltd.	19,400	871,118
Mizuho Financial Group, Inc.	570,158	7,996,671
MonotaRO Co. Ltd.	52,800	1,167,681
MS&AD Insurance Group Holdings, Inc.	101,821	3,290,221
Murata Manufacturing Co. Ltd.	133,977	11,105,179
Nabtesco Corp.	24,525	971,949
NEC Corp.	57,259	3,008,290
Nexon Co. Ltd.	112,445	2,054,397
NGK Insulators Ltd.	62,200	1,031,814
NH Foods Ltd.	21,296	825,591
Nidec Corp.	104,946	12,038,527
Nihon M&A Center, Inc.	72,900	2,180,075
Nintendo Co. Ltd.	26,371	12,680,325
Nippon Building Fund, Inc. REIT	334	2,170,704
Nippon Express Co. Ltd.	16,000	1,089,306
Nippon Paint Holdings Co. Ltd.	165,810	2,063,299
Nippon Prologis REIT, Inc. REIT	457	1,647,053
Nippon Sanso Holdings Corp.	39,000	946,507
Nippon Shinyaku Co. Ltd.	9,300	754,888
Nippon Steel Corp.	196,809	4,021,512
Nippon Telegraph & Telephone Corp.	296,802	7,920,835
Nippon Yusen KK	36,900	2,975,076
Nissan Chemical Corp.	25,949	1,455,305
Nissan Motor Co. Ltd.*	534,142	2,808,718
Nisshin Seifun Group, Inc.	45,700	749,378
Nissin Foods Holdings Co. Ltd.	15,700	1,221,579
Nitori Holdings Co. Ltd.	18,501	3,460,897
Nitto Denko Corp.	35,924	2,729,852
Nomura Holdings, Inc.	723,654	3,509,901
Nomura Real Estate Holdings, Inc.	26,036	666,194
Nomura Real Estate Master Fund, Inc. REIT	1,006	1,551,772
Nomura Research Institute Ltd.	76,843	2,888,204
NSK Ltd.	83,600	586,640
NTT Data Corp.	142,034	2,557,554
Obayashi Corp.	150,100	1,236,110
Obic Co. Ltd.	15,100	2,875,472
Odakyu Electric Railway Co. Ltd.	71,750	1,672,199

Oji Holdings Corp.	187,868	983,611
Olympus Corp.	267,916	5,629,122
Omron Corp.	43,092	4,065,763
Ono Pharmaceutical Co. Ltd.	83,306	2,002,100
Oracle Corp.	8,100	665,582
Oriental Land Co. Ltd.	45,900	6,950,816
ORIX Corp.	274,246	5,113,991
Orix JREIT, Inc. REIT(b)	616	1,098,010
Osaka Gas Co. Ltd.	83,000	1,556,415
Otsuka Corp.	24,300	1,259,010
Otsuka Holdings Co. Ltd.	87,667	3,730,121
Pan Pacific International Holdings Corp.	94,072	1,793,110
Panasonic Corp.	523,085	6,238,127
PeptiDream, Inc.*	23,800	839,376
Persol Holdings Co. Ltd.	40,500	946,835
Pigeon Corp.	24,300	703,500
Pola Orbis Holdings, Inc.	25,800	563,770
Rakuten Group, Inc.	197,486	2,067,935
Recruit Holdings Co. Ltd.	313,253	18,507,881
Renesas Electronics Corp.*	287,000	3,101,786
Resona Holdings, Inc.	484,325	1,874,082
Ricoh Co. Ltd.	156,300	1,591,201
Rinnai Corp.	7,900	849,493
Rohm Co. Ltd.	20,900	2,017,525
Ryohin Keikaku Co. Ltd.(b)	54,900	1,176,696
Santen Pharmaceutical Co. Ltd.	78,351	1,167,983
SBI Holdings, Inc.	52,925	1,284,459
SCSK Corp.	10,000	631,732
Secom Co. Ltd.	47,600	3,610,617
Seiko Epson Corp.	59,559	1,109,812
Sekisui Chemical Co. Ltd.	85,200	1,459,045
Sekisui House Ltd.	143,151	2,853,521
Seven & i Holdings Co. Ltd.(b)	178,576	7,815,693
SG Holdings Co. Ltd.	74,700	2,031,563
Sharp Corp.(b)	43,773	578,123
Shimadzu Corp.	51,100	2,292,219
Shimano, Inc.	17,694	5,194,893
Shimizu Corp.	131,400	943,562
Shin-Etsu Chemical Co. Ltd.	82,104	13,586,359
Shionogi & Co. Ltd.	59,495	3,759,571
Shiseido Co. Ltd.	90,357	5,989,852
Shizuoka Bank Ltd.	83,800	656,598
SMC Corp.	13,582	8,704,875
SoftBank Corp.	651,000	8,719,252
SoftBank Group Corp.	281,628	15,822,776
Sohgo Security Services Co. Ltd.	15,200	688,742
Sompo Holdings, Inc.	77,735	3,411,395
Sony Group Corp.	293,316	30,287,413
Square Enix Holdings Co. Ltd.	20,200	1,176,949
Stanley Electric Co. Ltd.	25,800	644,443
Subaru Corp.	139,134	2,575,525
SUMCO Corp.	59,300	1,252,137
Sumitomo Chemical Co. Ltd.	346,622	1,758,079
Sumitomo Corp.	276,076	3,900,924
Sumitomo Dainippon Pharma Co. Ltd.	38,300	686,521
Sumitomo Electric Industries Ltd.	175,700	2,348,469
Sumitomo Metal Mining Co. Ltd.	54,500	2,092,515
Sumitomo Mitsui Financial Group, Inc.	295,615	10,213,449
Sumitomo Mitsui Trust Holdings, Inc.	75,581	2,471,849
Sumitomo Realty & Development Co. Ltd.	69,303	2,237,552
Suntory Beverage & Food Ltd.	30,300	1,213,212
Suzuki Motor Corp.	81,526	3,524,407
Sysmex Corp.	40,307	4,587,044
T&D Holdings, Inc.	126,600	1,536,254
Taisei Corp.	41,815	1,309,391
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	480,501
Takeda Pharmaceutical Co. Ltd.	362,611	12,126,036
TDK Corp.	31,824	3,346,850
Terumo Corp.	147,344	6,156,800
THK Co. Ltd.	25,328	587,760
TIS, Inc.	51,700	1,461,501
Tobu Railway Co. Ltd.	43,479	1,134,647
Toho Co. Ltd.	24,500	1,060,037
Toho Gas Co. Ltd.	17,128	798,679
Tohoku Electric Power Co., Inc.	92,313	706,518
Tokio Marine Holdings, Inc.	146,750	7,172,429
Tokyo Century Corp.	7,100	405,936
Tokyo Electric Power Co. Holdings, Inc.*	344,300	904,447
Tokyo Electron Ltd.	34,764	14,927,522
Tokyo Gas Co. Ltd.	83,580	1,607,556
Tokyu Corp.	120,010	1,652,640
TOPPAN, Inc.	63,189	1,085,554
Toray Industries, Inc.	323,643	2,182,233
Toshiba Corp.	95,416	4,141,357
Tosoh Corp.	62,840	1,141,247
TOTO Ltd.	35,215	1,917,355
Toyo Suisan Kaisha Ltd.	23,400	968,841
Toyota Industries Corp.	35,200	2,972,395
Toyota Motor Corp.	493,364	43,015,475
Toyota Tsusho Corp.	45,611	2,016,975
Trend Micro, Inc.	36,376	1,993,794
Tsuruha Holdings, Inc.	8,500	1,070,081
Unicharm Corp.	91,900	4,096,510
United Urban Investment Corp. REIT	698	987,218
USS Co. Ltd.	48,300	799,476
Welcia Holdings Co. Ltd.	23,600	833,395
West Japan Railway Co.	35,706	1,952,527
Yakult Honsha Co. Ltd.	26,679	1,537,471
Yamada Holdings Co. Ltd.	150,800	648,352
Yamaha Corp.	29,081	1,715,545
Yamaha Motor Co. Ltd.	68,174	1,735,102
Yamato Holdings Co. Ltd.	65,371	1,663,762

Yaskawa Electric Corp.	55,420	2,710,172
Yokogawa Electric Corp.	56,444	883,998
Z Holdings Corp.	611,100	3,982,718
ZOZO, Inc.	25,797	983,670

(Cost $722,079,671)		922,950,585

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,348,587)	42,183	1,471,922

Luxembourg - 0.3%
ArcelorMittal SA	162,452	5,446,598
Aroundtown SA	248,482	1,902,963
Eurofins Scientific SE	30,182	4,279,343
Tenaris SA	112,871	1,137,614

(Cost $9,307,115)		12,766,518

Macau - 0.1%
Sands China Ltd.*	570,743	1,830,939
Wynn Macau Ltd.*	359,729	405,175

(Cost $3,588,532)		2,236,114

Netherlands - 6.0%
ABN AMRO Bank NV, 144A*	91,786	1,281,226
Adyen NV, 144A*	4,638	14,975,008
Aegon NV	426,442	2,111,771
Akzo Nobel NV	43,500	5,362,263
Argenx SE*	10,758	3,630,381
ASM International NV	11,123	4,315,667
ASML Holding NV	97,183	80,840,628
EXOR NV	25,055	2,088,611
Heineken Holding NV	27,144	2,515,949
Heineken NV	58,901	6,447,046
ING Groep NV	892,237	12,326,066
JDE Peet’s NV	17,258	592,982
Just Eat Takeaway.com NV, 144A*	41,314	3,742,521
Koninklijke Ahold Delhaize NV	246,672	8,321,248
Koninklijke DSM NV(b)	40,743	8,671,349
Koninklijke KPN NV	810,389	2,596,939
Koninklijke Philips NV	213,989	9,864,149
Koninklijke Vopak NV	16,222	702,383
NN Group NV	67,986	3,529,672
Prosus NV*	218,505	19,324,202
QIAGEN NV*	53,253	2,947,117
Randstad NV	27,140	1,996,440
Royal Dutch Shell PLC, Class A	952,989	18,757,080
Royal Dutch Shell PLC, Class B	863,874	16,995,960
Stellantis NV	467,279	9,342,065
Wolters Kluwer NV	60,608	6,971,664

(Cost $167,437,043)		250,250,387

New Zealand - 0.3%
a2 Milk Co. Ltd.*	172,202	731,693
Auckland International Airport Ltd.*	283,671	1,441,199
Fisher & Paykel Healthcare Corp. Ltd.	132,147	3,082,187
Mercury NZ Ltd.	164,271	769,762
Meridian Energy Ltd.	304,927	1,128,051
Ryman Healthcare Ltd.	96,525	1,052,894
Spark New Zealand Ltd.	417,680	1,434,802
Xero Ltd.*	32,049	3,559,489

(Cost $9,533,107)		13,200,077

Norway - 0.6%
Adevinta ASA*	54,997	1,106,993
DNB Bank ASA	216,893	4,580,217
Equinor ASA	232,296	4,935,948
Gjensidige Forsikring ASA	44,364	1,037,375
Mowi ASA	100,929	2,703,668
Norsk Hydro ASA	324,200	2,238,087
Orkla ASA	174,503	1,559,122
Schibsted ASA, Class A	14,659	782,330
Schibsted ASA, Class B	22,080	1,027,526
Telenor ASA	166,181	2,912,002
Yara International ASA(b)	38,516	1,934,162

(Cost $22,081,282)		24,817,430

Poland - 0.0%
InPost SA*
(Cost $829,187)	44,677	870,415

Portugal - 0.1%
EDP - Energias de Portugal SA	644,482	3,540,046
Galp Energia SGPS SA	115,948	1,187,520
Jeronimo Martins SGPS SA	51,652	1,094,737

(Cost $4,991,638)		5,822,303

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	742,699	1,679,352
CapitaLand Integrated Commercial Trust REIT	1,057,217	1,619,894
CapitaLand Ltd.	593,500	1,765,778
City Developments Ltd.	103,800	528,091
DBS Group Holdings Ltd.	424,787	9,469,200
Genting Singapore Ltd.	1,341,978	763,594
Keppel Corp. Ltd.	344,400	1,332,054
Mapletree Commercial Trust REIT	397,100	599,586
Mapletree Logistics Trust REIT	622,874	940,484
Oversea-Chinese Banking Corp. Ltd.	796,887	6,774,829
Sea Ltd., ADR*(b)	16,062	5,434,096
Singapore Airlines Ltd.*	361,250	1,359,608
Singapore Exchange Ltd.	170,800	1,257,704
Singapore Technologies Engineering Ltd.	360,500	1,013,567
Singapore Telecommunications Ltd.	1,892,089	3,265,013
United Overseas Bank Ltd.	270,154	5,140,049
UOL Group Ltd.	87,081	453,395
Venture Corp. Ltd.	59,600	849,370
Wilmar International Ltd.	447,166	1,376,970

(Cost $44,679,841)		45,622,634

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	60,173	1,624,188

Aena SME SA, 144A*	15,516	2,476,936
Amadeus IT Group SA*	106,423	6,499,088
Banco Bilbao Vizcaya Argentaria SA*	1,569,540	10,279,901
Banco Santander SA*	3,990,153	14,734,834
CaixaBank SA	994,019	3,089,150
Cellnex Telecom SA, 144A*	119,264	8,167,624
EDP Renovaveis SA	67,721	1,800,736
Enagas SA	64,888	1,476,018
Endesa SA	72,969	1,754,182
Ferrovial SA	115,220	3,335,852
Grifols SA(b)	62,001	1,514,668
Iberdrola SA	1,375,279	17,042,435
Industria de Diseno Textil SA	251,363	8,580,406
Naturgy Energy Group SA(b)	61,718	1,588,644
Red Electrica Corp. SA	99,043	1,975,203
Repsol SA	337,759	3,870,445
Siemens Gamesa Renewable Energy SA*	55,171	1,635,746
Telefonica SA	1,205,908	5,953,943

(Cost $118,213,811)		97,399,999

Sweden - 3.5%
Alfa Laval AB	70,941	2,877,281
Assa Abloy AB, Class B	239,232	7,645,932
Atlas Copco AB, Class A	157,294	10,798,019
Atlas Copco AB, Class B	87,122	5,039,869
Boliden AB	60,843	2,121,532
Electrolux AB, Series B	53,455	1,354,114
Embracer Group AB*	63,996	1,452,053
Epiroc AB, Class A	142,487	3,126,493
Epiroc AB, Class B	96,645	1,836,148
EQT AB	54,761	2,790,260
Essity AB, Class B	137,416	4,407,784
Evolution AB, 144A	39,790	6,411,071
Fastighets AB Balder, Class B*	25,499	1,822,571
H & M Hennes & Mauritz AB, Class B*(b)	172,049	3,448,377
Hexagon AB, Class B	456,397	7,906,802
Husqvarna AB, Class B	97,244	1,304,370
ICA Gruppen AB	23,488	1,168,487
Industrivarden AB, Class A	24,592	905,089
Industrivarden AB, Class C	37,430	1,304,712
Investment AB Latour, Class B	36,426	1,267,604
Investor AB, Class B	440,307	10,531,304
Kinnevik AB, Class B*	53,617	2,100,702
L E Lundbergforetagen AB, Class B	18,874	1,204,688
Lundin Energy AB	45,311	1,384,095
Nibe Industrier AB, Class B	324,307	4,521,045
Sandvik AB	261,546	6,667,878
Securitas AB, Class B	71,817	1,192,172
Sinch AB, 144A*	107,662	2,415,376
Skandinaviska Enskilda Banken AB, Class A	381,544	5,124,423
Skanska AB, Class B	73,335	2,111,809
SKF AB, Class B	86,494	2,205,086
Svenska Cellulosa AB SCA, Class B	139,959	2,469,307
Svenska Handelsbanken AB, Class A	352,743	3,967,487
Swedbank AB, Class A	199,072	3,843,742
Swedish Match AB	363,670	3,357,946
Tele2 AB, Class B	119,463	1,790,675
Telefonaktiebolaget LM Ericsson, Class B	668,911	7,929,775
Telia Co. AB	659,995	2,832,882
Volvo AB, Class A	46,083	1,067,506
Volvo AB, Class B	332,996	7,530,125

(Cost $98,751,167)		143,236,591

Switzerland - 10.2%
ABB Ltd.	400,957	14,851,719
Adecco Group AG	35,387	1,970,002
Alcon, Inc.	116,746	9,617,601
Baloise Holding AG	10,622	1,694,648
Banque Cantonale Vaudoise	7,403	628,133
Barry Callebaut AG	909	2,316,796
Chocoladefabriken Lindt & Spruengli AG	22	2,688,288
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	243	2,857,887
Cie Financiere Richemont SA, Class A	120,636	13,305,199
Clariant AG*	45,528	958,537
Coca-Cola HBC AG*	46,042	1,664,181
Credit Suisse Group AG	581,224	6,165,449
EMS-Chemie Holding AG	1,815	1,967,117
Geberit AG	8,532	7,129,333
Givaudan SA	2,141	10,742,992
Glencore PLC*	2,350,851	10,581,797
Holcim Ltd.*	119,512	6,812,478
Julius Baer Group Ltd.	51,371	3,511,684
Kuehne + Nagel International AG	12,030	4,402,133
Logitech International SA	42,037	4,298,493
Lonza Group AG	17,224	14,576,686
Nestle SA	665,997	84,174,166
Novartis AG	515,862	47,764,061
Partners Group Holding AG	5,342	9,473,555
Roche Holding AG	162,827	65,388,621
Roche Holding AG	7,178	3,213,737
Schindler Holding AG	4,055	1,264,655
Schindler Holding AG Participation Certificates	9,718	3,139,049
SGS SA	1,425	4,478,460
Sika AG	33,024	11,904,147
Sonova Holding AG	12,544	4,835,416
STMicroelectronics NV	161,575	7,195,263
Straumann Holding AG	2,348	4,538,313
Swatch Group AG - Bearer	6,496	1,831,578
Swatch Group AG - Registered	12,910	709,821
Swiss Life Holding AG	7,034	3,668,510
Swiss Prime Site AG	20,469	2,189,395
Swiss Re AG	68,956	6,344,780

Swisscom AG	5,908	3,467,059
Temenos AG	15,096	2,396,897
UBS Group AG	845,620	14,109,826
Vifor Pharma AG	12,058	1,717,022
Zurich Insurance Group AG	34,991	15,360,505

(Cost $306,605,503)		421,905,989

United Kingdom - 12.2%
3i Group PLC	228,213	4,196,525
Abrdn PLC	479,122	1,748,905
Admiral Group PLC	45,628	2,265,242
Anglo American PLC	299,654	12,643,655
Ashtead Group PLC	103,510	8,097,487
Associated British Foods PLC	81,866	2,228,561
AstraZeneca PLC	359,670	42,101,108
Auto Trader Group PLC, 144A	220,375	1,905,762
AVEVA Group PLC	27,357	1,555,624
Aviva PLC	875,793	4,865,707
BAE Systems PLC	740,406	5,786,016
Barclays PLC	4,080,126	10,372,087
Barratt Developments PLC	228,524	2,321,838
Berkeley Group Holdings PLC*	29,476	1,956,147
BP PLC	4,666,537	19,051,699
British American Tobacco PLC	505,983	18,984,323
British Land Co. PLC REIT	198,423	1,446,397
BT Group PLC*	2,121,920	4,953,616
Bunzl PLC	76,927	2,787,917
Burberry Group PLC	93,150	2,381,413
CNH Industrial NV	235,149	3,887,134
Coca-Cola Europacific Partners PLC	48,277	2,787,514
Compass Group PLC*	413,537	8,531,120
Croda International PLC	33,425	4,203,908
Diageo PLC	539,408	25,911,702
Direct Line Insurance Group PLC	308,030	1,308,601
Entain PLC*	134,742	3,580,886
Evraz PLC	122,864	997,302
Ferguson PLC	51,591	7,451,191
GlaxoSmithKline PLC	1,173,187	23,581,438
Halma PLC	87,158	3,598,473
Hargreaves Lansdown PLC	75,956	1,575,299
HSBC Holdings PLC	4,698,131	24,945,548
Imperial Brands PLC	221,611	4,696,675
Informa PLC*	347,722	2,538,530
InterContinental Hotels Group PLC*	45,575	2,902,984
Intertek Group PLC	40,082	2,904,127
J Sainsbury PLC	349,472	1,460,635
JD Sports Fashion PLC	138,154	1,917,456
Johnson Matthey PLC	43,973	1,776,811
Kingfisher PLC	483,656	2,329,337
Land Securities Group PLC REIT	161,180	1,571,133
Legal & General Group PLC	1,361,751	5,058,698
Lloyds Banking Group PLC	16,226,243	9,765,619
London Stock Exchange Group PLC	76,466	8,364,092
M&G PLC	594,647	1,684,155
Melrose Industries PLC	1,004,937	2,317,561
Mondi PLC	111,339	3,069,145
National Grid PLC	828,984	10,728,274
Natwest Group PLC	1,409,463	4,129,456
Next PLC	30,585	3,326,141
Ocado Group PLC*	106,377	2,944,064
Pearson PLC	187,987	1,983,894
Persimmon PLC	73,525	2,971,926
Phoenix Group Holdings PLC	126,464	1,083,900
Prudential PLC	611,733	12,741,783
Reckitt Benckiser Group PLC	166,964	12,714,810
RELX PLC	445,956	13,378,346
Rentokil Initial PLC	421,939	3,366,920
Rio Tinto PLC	258,938	19,159,984
Rolls-Royce Holdings PLC*	1,898,966	2,998,760
Sage Group PLC	276,657	2,823,048
Schroders PLC	28,497	1,480,971
Segro PLC REIT	273,346	4,825,401
Severn Trent PLC	54,629	2,074,448
Smith & Nephew PLC	203,135	3,895,961
Smiths Group PLC	87,491	1,735,141
Spirax-Sarco Engineering PLC	16,975	3,759,768
SSE PLC	238,647	5,356,299
St James’s Place PLC	126,645	2,803,300
Standard Chartered PLC	620,340	3,878,876
Taylor Wimpey PLC	791,114	1,989,337
Tesco PLC	1,783,042	6,254,791
Unilever PLC	605,645	33,689,896
United Utilities Group PLC	156,935	2,281,686
Vodafone Group PLC	6,561,718	11,002,481
Whitbread PLC*	46,337	2,043,704
Wm Morrison Supermarkets PLC	551,678	2,199,578
WPP PLC	281,052	3,800,676

(Cost $535,290,897)		503,790,723

TOTAL COMMON STOCKS
(Cost $3,299,532,693)		4,005,669,986

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	10,817	905,548
FUCHS PETROLUB SE	16,112	815,380
Henkel AG & Co. KGaA	41,479	4,052,305
Porsche Automobil Holding SE	35,763	3,621,405
Sartorius AG	6,519	4,295,103
Volkswagen AG	43,118	10,248,511

(Cost $22,018,006)		23,938,252

TOTAL PREFERRED STOCKS
(Cost $22,018,006)		23,938,252

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	131,305

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $17,574,808)	17,574,808	17,574,808

CASH EQUIVALENTS - 2.4%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(d)	11,374,508	11,373,371
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)	86,969,410	86,969,410

TOTAL CASH EQUIVALENTS
(Cost $98,343,919)		98,342,781

TOTAL INVESTMENTS - 100.2%
(Cost $3,437,469,426)		$4,145,657,132
Other assets and liabilities, net - (0.2%)		(7,295,093)

NET ASSETS - 100.0%		$4,138,362,039

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(c)
6,993,425	135,696	—	—	(1,164,690)	—	—	479,805	5,964,431
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
92,121,583	—	(74,546,775)(f)	—	—	855	—	17,574,808	17,574,808
CASH EQUIVALENTS — 2.4%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(d)
11,370,965	2,406	—	—	—	2480	—	11,374,508	11,373,371
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
37,987,992	443,784,688	(394,803,270)	—	—	8,347	—	86,969,410	86,969,410

148,473,965	443,922,790	(469,350,045)	—	(1,164,690)	11,682	—	116,398,531	121,882,020

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $52,097,855, which is 1.3% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $38,901,072.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio(Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$673,581,878	16.7%
Industrials	637,975,437	15.8
Health Care	517,059,061	12.8
Consumer Discretionary	506,953,196	12.7
Consumer Staples	414,011,749	10.2
Information Technology	393,493,737	9.8
Materials	314,159,437	7.8
Communication Services	191,996,330	4.8
Utilities	138,848,318	3.4
Energy	122,035,305	3.0
Real Estate	119,625,095	3.0

Total	$4,029,739,543	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	60	$10,906,977	$11,156,682	9/17/2021	$249,705
CAC40 10 EURO Futures	EUR	165	13,256,522	13,010,343	9/17/2021	(246,179)
DAX Index Futures	EUR	21	9,645,750	9,794,331	9/17/2021	148,581
FTSE 100 Index Futures	GBP	131	12,571,183	12,781,186	9/17/2021	210,003
IBEX 35 Index Futures	EUR	28	2,931,568	2,918,297	9/17/2021	(13,271)
MSCI EAFE Futures	USD	50	5,923,626	5,878,750	9/17/2021	(44,876)
OMXS30 Index Futures	SEK	163	4,494,106	4,445,952	9/17/2021	(48,154)
SPI 200 Futures	AUD	65	8,603,476	8,888,428	9/16/2021	284,952
SWISS MKT IX Futures	CHF	98	12,805,948	13,281,769	9/17/2021	475,821
TOPIX Index Futures	JPY	141	24,802,306	25,177,885	9/09/2021	375,579

Total net unrealized appreciation						$1,392,161

(g)	The amount represents the unrealized appreciation(depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2021	AUD	5,419,000	USD	3,982,450	$18,102	$—
Citigroup Global Markets	9/3/2021	AUD	127,271,042	USD	93,561,779	454,805	—
JP Morgan & Chase Co.	9/3/2021	AUD	125,803,000	USD	92,483,446	450,439	—
RBC Capital Markets	9/3/2021	AUD	126,051,800	USD	92,666,477	451,456	—
Citigroup Global Markets	9/3/2021	CHF	119,078,400	USD	131,486,084	1,441,896	—
JP Morgan & Chase Co.	9/3/2021	CHF	122,776,900	USD	135,569,660	1,486,381	—
RBC Capital Markets	9/3/2021	CHF	120,169,100	USD	132,693,363	1,458,034	—
Citigroup Global Markets	9/3/2021	DKK	232,498,900	USD	37,083,826	166,744	—
JP Morgan & Chase Co.	9/3/2021	DKK	205,067,900	USD	32,706,856	145,376	—
RBC Capital Markets	9/3/2021	DKK	203,871,200	USD	32,517,028	145,565	—
RBC Capital Markets	9/3/2021	DKK	24,368,000	USD	3,886,549	17,303	—
Citigroup Global Markets	9/3/2021	EUR	369,922,700	USD	438,905,885	2,091,438	—
Citigroup Global Markets	9/3/2021	EUR	14,364,000	USD	17,042,757	81,368	—
JP Morgan & Chase Co.	9/3/2021	EUR	352,273,000	USD	417,958,880	1,985,663	—
RBC Capital Markets	9/3/2021	EUR	396,551,000	USD	470,498,641	2,240,798	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2021	GBP	133,877,600	USD	186,146,762	$2,083,315	$—
Citigroup Global Markets	9/3/2021	GBP	4,563,000	USD	6,347,124	73,621	—
JP Morgan & Chase Co.	9/3/2021	GBP	145,626,100	USD	202,484,063	2,268,031	—
RBC Capital Markets	9/3/2021	GBP	134,782,000	USD	187,403,993	2,097,120	—
Citigroup Global Markets	9/3/2021	HKD	313,401,200	USD	40,331,038	34,578	—
JP Morgan & Chase Co.	9/3/2021	HKD	310,975,100	USD	40,018,389	33,873	—
RBC Capital Markets	9/3/2021	HKD	316,657,000	USD	40,749,863	34,780	—
Citigroup Global Markets	9/3/2021	ILS	14,959,300	USD	4,636,760	—	(26,727)
JP Morgan & Chase Co.	9/3/2021	ILS	11,086,900	USD	3,436,424	—	(19,862)
RBC Capital Markets	9/3/2021	ILS	14,437,700	USD	4,475,002	—	(25,878)
Citigroup Global Markets	9/3/2021	JPY	33,228,168,900	USD	302,824,165	782,768	—
JP Morgan & Chase Co.	9/3/2021	JPY	35,402,487,000	USD	322,638,882	833,108	—
RBC Capital Markets	9/3/2021	JPY	33,158,694,700	USD	302,192,666	782,784	—
Citigroup Global Markets	9/3/2021	NOK	48,392,800	USD	5,478,079	—	(88,011)
JP Morgan & Chase Co.	9/3/2021	NOK	53,741,200	USD	6,083,468	—	(97,789)
RBC Capital Markets	9/3/2021	NOK	100,508,400	USD	11,377,515	—	(182,856)
Citigroup Global Markets	9/3/2021	NZD	5,267,200	USD	3,675,900	—	(35,636)
JP Morgan & Chase Co.	9/3/2021	NZD	5,240,400	USD	3,657,204	—	(35,446)
RBC Capital Markets	9/3/2021	NZD	5,217,900	USD	3,641,507	—	(35,289)
Citigroup Global Markets	9/3/2021	SEK	440,499,700	USD	51,208,391	161,130	—
JP Morgan & Chase Co.	9/3/2021	SEK	381,770,500	USD	44,379,921	138,487	—
JP Morgan & Chase Co.	9/3/2021	SEK	74,156,000	USD	8,620,637	27,076	—
RBC Capital Markets	9/3/2021	SEK	452,131,000	USD	52,560,538	165,385	—
Citigroup Global Markets	9/3/2021	SGD	23,623,900	USD	17,445,415	—	(125,917)
JP Morgan & Chase Co.	9/3/2021	SGD	16,300,000	USD	12,036,938	—	(86,916)
RBC Capital Markets	9/3/2021	SGD	16,593,600	USD	12,253,741	—	(88,490)
Citigroup Global Markets	9/3/2021	USD	96,976,517	AUD	132,690,042	94,805	—
JP Morgan & Chase Co.	9/3/2021	USD	91,943,626	AUD	125,803,000	89,381	—
RBC Capital Markets	9/3/2021	USD	92,125,462	AUD	126,051,800	89,558	—
Citigroup Global Markets	9/3/2021	USD	129,991,158	CHF	119,078,400	53,030	—
JP Morgan & Chase Co.	9/3/2021	USD	134,028,601	CHF	122,776,900	54,677	—
RBC Capital Markets	9/3/2021	USD	131,185,107	CHF	120,169,100	50,222	—
Citigroup Global Markets	9/3/2021	USD	36,905,466	DKK	232,498,900	11,615	—
JP Morgan & Chase Co.	9/3/2021	USD	32,551,235	DKK	205,067,900	10,245	—
RBC Capital Markets	9/3/2021	USD	36,229,882	DKK	228,239,200	10,828	—
Citigroup Global Markets	9/3/2021	USD	453,631,235	EUR	384,286,700	144,600	—
JP Morgan & Chase Co.	9/3/2021	USD	415,840,663	EUR	352,273,000	132,554	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	9/3/2021	USD	468,117,352	EUR	396,551,000	$140,491	$—
Citigroup Global Markets	9/3/2021	USD	190,528,876	GBP	138,440,600	—	(191,926)
JP Morgan & Chase Co.	9/3/2021	USD	200,418,357	GBP	145,626,100	—	(202,325)
RBC Capital Markets	9/3/2021	USD	185,494,132	GBP	134,782,000	—	(187,259)
Citigroup Global Markets	9/3/2021	USD	3,384,961	HKD	26,305,000	—	(2,720)
Citigroup Global Markets	9/3/2021	USD	36,914,399	HKD	287,096,200	—	(180)
JP Morgan & Chase Co.	9/3/2021	USD	39,984,712	HKD	310,975,100	—	(195)
RBC Capital Markets	9/3/2021	USD	40,715,429	HKD	316,657,000	—	(346)
Citigroup Global Markets	9/3/2021	USD	4,669,309	ILS	14,959,300	—	(5,823)
JP Morgan & Chase Co.	9/3/2021	USD	3,460,601	ILS	11,086,900	—	(4,315)
RBC Capital Markets	9/3/2021	USD	4,506,535	ILS	14,437,700	—	(5,655)
Citigroup Global Markets	9/3/2021	USD	302,459,211	JPY	33,228,168,900	—	(417,814)
JP Morgan & Chase Co.	9/3/2021	USD	11,409,233	JPY	1,251,869,000	—	(29,844)
JP Morgan & Chase Co.	9/3/2021	USD	310,855,798	JPY	34,150,618,000	—	(429,413)
RBC Capital Markets	9/3/2021	USD	301,829,295	JPY	33,158,694,700	—	(419,413)
Citigroup Global Markets	9/3/2021	USD	5,558,972	NOK	48,392,800	7,117	—
JP Morgan & Chase Co.	9/3/2021	USD	6,173,353	NOK	53,741,200	7,904	—
RBC Capital Markets	9/3/2021	USD	11,545,675	NOK	100,508,400	14,697	—
Citigroup Global Markets	9/3/2021	USD	3,707,319	NZD	5,267,200	4,217	—
JP Morgan & Chase Co.	9/3/2021	USD	3,688,456	NZD	5,240,400	4,195	—
RBC Capital Markets	9/3/2021	USD	3,672,640	NZD	5,217,900	4,156	—
Citigroup Global Markets	9/3/2021	USD	50,991,729	SEK	440,499,700	55,532	—
JP Morgan & Chase Co.	9/3/2021	USD	52,777,517	SEK	455,926,500	57,476	—
RBC Capital Markets	9/3/2021	USD	52,338,609	SEK	452,131,000	56,544	—
Citigroup Global Markets	9/3/2021	USD	17,562,932	SGD	23,623,900	8,400	—
JP Morgan & Chase Co.	9/3/2021	USD	12,118,058	SGD	16,300,000	5,796	—
RBC Capital Markets	9/3/2021	USD	12,336,332	SGD	16,593,600	5,900	—
Citigroup Global Markets	10/5/2021	CHF	14,375,000	USD	15,705,010	—	(6,962)
Citigroup Global Markets	10/5/2021	CHF	119,078,400	USD	130,090,566	—	(62,928)
JP Morgan & Chase Co.	10/5/2021	CHF	122,776,900	USD	134,134,028	—	(61,952)
RBC Capital Markets	10/5/2021	CHF	120,169,100	USD	131,286,722	—	(58,915)
Citigroup Global Markets	10/5/2021	DKK	232,498,900	USD	36,923,049	—	(14,652)
JP Morgan & Chase Co.	10/5/2021	DKK	35,796,000	USD	5,684,965	—	(2,038)
JP Morgan & Chase Co.	10/5/2021	DKK	205,067,900	USD	32,567,002	—	(12,664)
RBC Capital Markets	10/5/2021	DKK	228,239,200	USD	36,247,719	—	(13,232)
Citigroup Global Markets	10/5/2021	EUR	384,286,700	USD	453,906,000	—	(171,255)
JP Morgan & Chase Co.	10/5/2021	EUR	31,743,000	USD	37,494,451	—	(13,416)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	10/5/2021	EUR	352,273,000	USD	416,097,118	$—	$(152,409)
RBC Capital Markets	10/5/2021	EUR	396,551,000	USD	468,402,076	—	(166,807)
Citigroup Global Markets	10/5/2021	GBP	7,789,000	USD	10,720,328	10,560	—
Citigroup Global Markets	10/5/2021	GBP	138,440,600	USD	190,540,643	186,722	—
JP Morgan & Chase Co.	10/5/2021	GBP	145,626,100	USD	200,432,483	198,598	—
RBC Capital Markets	10/5/2021	GBP	134,782,000	USD	185,507,206	183,809	—
Citigroup Global Markets	10/5/2021	HKD	287,096,200	USD	36,916,298	—	(965)
JP Morgan & Chase Co.	10/5/2021	HKD	310,975,100	USD	39,987,746	—	(69)
RBC Capital Markets	10/5/2021	HKD	316,657,000	USD	40,718,424	—	(18)
Citigroup Global Markets	10/5/2021	ILS	14,959,300	USD	4,669,601	5,213	—
JP Morgan & Chase Co.	10/5/2021	ILS	11,086,900	USD	3,461,163	4,209	—
JP Morgan & Chase Co.	10/5/2021	ILS	7,764,000	USD	2,423,750	2,894	—
RBC Capital Markets	10/5/2021	ILS	14,437,700	USD	4,507,168	5,418	—
Citigroup Global Markets	10/5/2021	JPY	926,004,000	USD	8,431,141	11,442	—
Citigroup Global Markets	10/5/2021	JPY	33,228,168,900	USD	302,536,318	408,927	—
JP Morgan & Chase Co.	10/5/2021	JPY	34,150,618,000	USD	310,937,594	422,827	—
RBC Capital Markets	10/5/2021	JPY	33,158,694,700	USD	301,906,517	410,821	—
Citigroup Global Markets	10/5/2021	NOK	48,392,800	USD	5,559,087	—	(7,024)
JP Morgan & Chase Co.	10/5/2021	NOK	53,741,200	USD	6,173,382	—	(7,900)
RBC Capital Markets	10/5/2021	NOK	100,508,400	USD	11,545,913	—	(14,504)
Citigroup Global Markets	10/5/2021	NZD	5,267,200	USD	3,707,398	—	(4,017)
JP Morgan & Chase Co.	10/5/2021	NZD	5,240,400	USD	3,688,361	—	(4,170)
RBC Capital Markets	10/5/2021	NZD	5,217,900	USD	3,672,525	—	(4,152)
Citigroup Global Markets	10/5/2021	SEK	440,499,700	USD	51,001,766	—	(57,704)
JP Morgan & Chase Co.	10/5/2021	SEK	455,926,500	USD	52,788,669	—	(58,961)
RBC Capital Markets	10/5/2021	SEK	452,131,000	USD	52,349,669	—	(58,015)
Citigroup Global Markets	10/5/2021	SGD	23,623,900	USD	17,561,953	—	(8,338)
JP Morgan & Chase Co.	10/5/2021	SGD	16,300,000	USD	12,117,121	—	(6,014)
RBC Capital Markets	10/5/2021	SGD	16,593,600	USD	12,336,974	—	(4,527)
Citigroup Global Markets	10/6/2021	AUD	132,690,042	USD	96,990,582	—	(100,166)
JP Morgan & Chase Co.	10/6/2021	AUD	125,803,000	USD	91,959,477	—	(91,948)
JP Morgan & Chase Co.	10/6/2021	AUD	5,351,000	USD	3,911,458	—	(3,927)
RBC Capital Markets	10/6/2021	AUD	126,051,800	USD	92,140,084	—	(93,390)

Total unrealized appreciation (depreciation)						$25,116,804	$(4,009,084)

(h)	The amount represents the unrealized appreciation(depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$4,005,669,986	$—	$—	$4,005,669,986
Preferred Stocks	23,938,252	—	—	23,938,252
Warrants	131,305	—	—	131,305
Short-Term Investments(i)	115,917,589	—	—	115,917,589
Derivatives(j)
Forward Foreign Currency Contracts	—	25,116,804	—	25,116,804
Futures Contracts	1,744,641	—	—	1,744,641

TOTAL	$4,147,401,773	$25,116,804	$—	$4,172,518,577

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(4,009,084)	$—	$(4,009,084)
Futures Contracts	(352,480)	—	—	(352,480)

TOTAL	$(352,480)	$(4,009,084)	$—	$(4,361,564)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.